DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

August 3, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Treasury Portfolio (the “Fund”), a series of Investors Cash Trust (the “Trust”) (Reg. Nos. 033-34645; 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on July 28, 2022.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.